Subsequent Events	11 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

Note 13.  Subsequent Events

Merger with Akoustis Technologies Inc.

On May 22, 2015, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Akoustis Technologies, Inc., formerly known as Danlax Corp. (“Parent”), a public reporting company, and Akoustis Acquisition Corp. (“Acquisition Subsidiary”). Under the Merger Agreement, Acquisition Subsidiary merged with and into the Company, with the Company remaining as the surviving corporation in the Merger (the “Merger”).

Parent was incorporated in the State of Nevada on April 10, 2013, as a mobile games developer. Parent was until the consummation of the Merger a “shell company” as defined in Rule 12b-2 of the Exchange Act. As a result of the Merger, Parent split-off its pre-Merger business and acquired the business of the Company and will continue the existing business operations of the Company.

In connection with the Merger and pursuant to a Split-Off Agreement, Parent transferred all pre-Merger assets and liabilities to the pre-Merger majority stockholder of Parent, in exchange for the surrender by him and cancellation of 9,854,019 shares of common stock, par value $0.001 per share, of the Parent (the “Parent Common Stock”). These cancelled shares will resume the status of authorized but unissued shares of Parent Common Stock.

At the closing of the Merger, each of the 11,671 shares of common stock and the 5,300 shares of preferred stock of Akoustis, Inc., issued and outstanding immediately prior to the closing of the Merger was converted into 324.082 shares of Parent Common Stock. As a result, an aggregate of 5,500,006 shares of Parent Common Stock were issued to the holders of Akoustis, Inc., stock.

As a result of the Merger and Split-Off, Parent discontinued its pre-Merger business and acquired the business of Akoustis, Inc., and will continue the existing business operations of Akoustis, Inc., as a publicly-traded company under the name Akoustis Technologies, Inc.

Also on May 22, 2015, Parent closed a private placement offering (the “Offering”) of 3,531,104 shares of Parent Common Stock, at a purchase price of $1.50 per share. The aggregate gross proceeds from the Offering were $5,296,656 (including $645,000 principal amount of convertible notes of Akoustis, Inc., that converted into Parent Common Stock by their terms upon closing of the Offering, at a conversion price per share equal to the Offering Price, and before deducting placement agent fees and expenses of the offering estimated at approximately $762,392.

The Merger is being accounted for as a “reverse merger,” and the Company, is deemed to be the acquirer in the reverse merger. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the Merger will be those of the Company and will be recorded at the historical cost basis and the consolidated financial statements after completion of the Merger will include the assets and liabilities of the Company, historical operations of the Company., and operations of the Parent and its subsidiaries from the closing date of the Merger. As a result of the issuance of the shares of Parent Common Stock pursuant to the Merger, a change in control of the Parent occurred as of the date of consummation of the Merger. The Merger is intended to be treated as a tax-free exchange under Section 368(a) of the Internal Revenue Code of 1986, as amended.